Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Standardized Measure of Discounted Future Net Cash Flow Projections Explanatory (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Consolidated entities [member] | Brazil [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [Line Items]
Oil and gas production classified as held for sale	$ 1,770